Schedule of Investments (unaudited)	iShares® Future Metaverse Tech and Communications ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.1%
Arista Networks Inc.(a)	24	$8,411

Electronic Equipment, Instruments & Components — 0.1%
Sunny Optical Technology Group Co. Ltd.	100	615
TDK Corp.	100	6,149
		6,764
Entertainment — 31.8%
Cover Corp.(a)(b)	300	3,745
Electronic Arts Inc.	2,194	305,690
Kakao Games Corp.(a)	19,952	295,434
Krafton Inc.(a)	1,529	311,029
NetEase Inc.	15,900	303,625
Nintendo Co. Ltd.	100	5,340
ROBLOX Corp., Class A(a)	8,216	305,717
Take-Two Interactive Software Inc.(a)	1,863	289,678
Ubisoft Entertainment SA(a)(b)	12,305	269,273
		2,089,531
Household Durables — 8.3%
Garmin Ltd.	1,477	240,633
Sony Group Corp.	3,600	306,796
		547,429
Interactive Media & Services — 15.4%
Alphabet Inc., Class A	593	108,015
JOYY Inc., ADR	4	120
Kuaishou Technology(a)(c)	44,200	259,447
Match Group Inc.(a)	28	851
Meta Platforms Inc., Class A	777	391,779
Snap Inc., Class A, NVS(a)	100	1,661
Tencent Holdings Ltd.	5,200	246,690
		1,008,563
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(a)	174	28,224
Intel Corp.	445	13,782
Micron Technology Inc.	102	13,416
Nvidia Corp.	1,406	173,697
Qualcomm Inc.	110	21,910
SK Hynix Inc.	52	8,825
		259,854
Software — 35.8%
Adobe Inc.(a)	47	26,110
Security	Shares	Value

Software (continued)
Ansys Inc.(a)	911	$292,886
Aspen Technology Inc.(a)	4	794
Autodesk Inc.(a)	1,339	331,336
Cadence Design Systems Inc.(a)	783	240,968
Dassault Systemes SE	7,439	279,714
Microsoft Corp.	448	200,234
PTC Inc.(a)	1,675	304,297
Salesforce Inc.	96	24,682
Synopsys Inc.(a)	413	245,760
Unity Software Inc.(a)(b)	16,469	267,786
Zoom Video Communications Inc., Class A(a)	2,340	138,505
		2,353,072
Technology Hardware, Storage & Peripherals — 4.4%
Apple Inc.	1,234	259,905
Samsung Electronics Co. Ltd.	513	30,192
		290,097
Total Long-Term Investments — 99.9%
(Cost: $5,933,140)		6,563,721

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.48%(d)(e)(f)	339,161	339,263

Total Short-Term Securities — 5.2%
(Cost: $339,279)		339,263

Total Investments — 105.1%
(Cost: $6,272,419)		6,902,984

Liabilities in Excess of Other Assets — (5.1)%		(331,946)

Net Assets — 100.0%		$6,571,038

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Future Metaverse Tech and Communications ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$448,266	$—		$(108,950	)(a)	$(68)	$15	$339,263	339,161	$468	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	3		—
						$(68)	$15	$339,263		$471		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,236,847	$2,326,874	$—	$6,563,721
Short-Term Securities
Money Market Funds	339,263	—	—	339,263
	$4,576,110	$2,326,874	$—	$6,902,984

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

2